Stock-Based Compensation - Schedule of Options Outstanding (Parenthetical) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 56	$ 6	$ 19
Stock Option Holder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised number of shares, under stock option plan	849,999	1,100,001	1,283,334
Cash payments made on cashless exercise of stock options	$ 23	$ 19	$ 30